Interest and Finance Costs, net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Number of floating-to-fixed interest rate swaps	6		6
Notional amount of floating-to-fixed interest rate swaps	$ 273,395		$ 273,395
Fixed interest rate	3.40%		3.40%
Floating rate basis			six-month LIBOR
Fair value of hedging interest rate swaps	(6,069)		(6,069)		(3,409)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	2,275		2,275
Change in fair value of non-hedging financial instruments	752	1,180	1,332	3,002
Amortization of de-designated hedging swap loss in accumulated other comprehensive income	0	219	154	435
Number of bunker swap agreements held	4		4		5
Fair value of bunker swap agreements	97		97		177
Change in fair value of bunker swap agreeements			(81)	(398)
Designated As Hedging Instrument
Number of floating-to-fixed interest rate swaps	5		5
Notional amount of floating-to-fixed interest rate swaps	218,145		218,145
Not Designated As Hedging Instrument
Number of floating-to-fixed interest rate swaps	1		1		2
Interest rate swaps not meeting hedging accounting criteria
Change in fair value of non-hedging financial instruments			$ 1,413	$ 3,400